SCHEDULE OF COST OF SALES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cost of sales	$ 14	$ 28	$ 165	$ 55
Other Expense [Member]
Cost of sales			6		[1]
Salaries And Related Expenses [Member]
Cost of sales			15	21
Materials [Member]
Cost of sales			134	27
Vehicle Maintenance [Member]
Cost of sales			$ 10	$ 7

[1]	Less than $1 thousand.